As filed with the Securities and Exchange Commission on July 18, 2025

Registration Numbers: 333-57791; 811-08837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 56	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒

THE SELECT SECTOR SPDR® TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-3920

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on July 29, 2025 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until July 29, 2025, the effectiveness of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A related to The Communication Services Select Sector SPDR Premium Income Fund, The Consumer Discretionary Select Sector SPDR Premium Income Fund, The Consumer Staples Select Sector SPDR Premium Income Fund, The Energy Select Sector SPDR Premium Income Fund, The Financial Select Sector SPDR Premium Income Fund, The Health Care Select Sector SPDR Premium Income Fund, The Industrial Select Sector SPDR Premium Income Fund, The Materials Select Sector SPDR Premium Income Fund, The Real Estate Select Sector SPDR Premium Income Fund, The Technology Select Sector SPDR Premium Income Fund and The Utilities Select Sector SPDR Premium Income Fund, which were filed pursuant to Rule 485(a) under the Securities Act on May 7, 2025 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Select Sector SPDR® Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of July, 2025.

THE SELECT SECTOR SPDR® TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Ashley T. Rabun*	Trustee	July 18, 2025
Ashley T. Rabun

/s/ Allison Grant Williams*	Trustee	July 18, 2025
Allison Grant Williams

/s/ Sheila Hartnett-Devlin*	Trustee	July 18, 2025
Sheila Hartnett-Devlin

/s/ James Jessee*	Trustee	July 18, 2025
James Jessee

/s/ Teresa Polley*	Trustee	July 18, 2025
Teresa Polley

/s/ James E. Ross*	Trustee	July 18, 2025
James E. Ross

/s/ Jeanne LaPorta* Jeanne LaPorta	Trustee	July 18, 2025

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer (fulfills the role of Principal Accounting Officer)	July 18, 2025

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	July 18, 2025

*By:	/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney